Vessels, Net (Table) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Balance		$ 342,693
Balance		395,621	$ 342,693
Vessels' Cost
Property Plant And Equipment [Line Items]
Balance	$ 0	348,639	178,136
Vessel acquisition/ Additions	178,136	62,513	170,503
Balance	178,136	411,152	348,639
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	0	(5,946)	(539)
Depreciation	(539)	(9,585)	(5,407)
Balance	(539)	(15,531)	(5,946)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	0	342,693	177,597
Vessel acquisition/ Additions	178,136	62,513	170,503
Depreciation	(539)	(9,585)	(5,407)
Balance	$ 177,597	$ 395,621	$ 342,693